Summary of Business and Significant Accounting Policies - Accumulated Other Comprehensive Loss - Roll Forward (Details) $ in Thousands	12 Months Ended
Dec. 30, 2016 USD ($)
Accumulated Other Comprehensive Loss
Balance at beginning of year	$ 412,185
Shares issued to noncontrolling interest in Halcrow Group Limited	40
Balance at end of year	546,716
Benefit plans
Accumulated Other Comprehensive Loss
Balance at beginning of year	(225,669)
Benefit plan adjustments	72,402
Noncontrolling interest in Halcrow Group Limited	12,890
Other comprehensive loss recognized during the year	7,145
Balance at end of year	(133,232)
Foreign currency translation
Accumulated Other Comprehensive Loss
Balance at beginning of year	(49,035)
Other comprehensive loss recognized during the year	(27,141)
Balance at end of year	$ (76,176)